New York Life Insurance Company 44 S. Broadway White Plains, NY 10601 Tel: (914) 846-3888 E-Mail: laura_bramson@newyorklife.com www.newyorklife.com
Laura M. Bramson Associate General Counsel
VIA EDGAR
July 27, 2023
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:
New York Life Insurance and Annuity Corporation (“NYLIAC”)
Variable Annuity Separate Account-III (“Registrant”)
Post-Effective Amendment to Form N-4 Registration Statement
File Nos. 333-239752 and 811-08904
Dear Mr. Rosenberg:
Submitted herewith for filing on behalf of the Registrant and its depositor, NYLIAC, is Post-Effective Amendment No. 8 (the “Amendment”) to the registration statement on Form N-4 (File No. 333-239752) (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and Amendment No. 253 to the registration statement on the same form N-4 under the Investment Company Act of 1940 (the “1940 Act”). Units of interest of NYLIAC Variable Annuity Separate Account – III are offered through variable annuity contracts marketed under the name names: New York Life IndexFlex Variable Annuity and New York Life IndexFlex Variable Annuity – FP Series (together, the “Policies”).
Purpose of Amendment
This Amendment is being filed pursuant to Rule 485(a)(1) of the 1933 Act to:
1.
Revise the prospectus to describe: (i) the Enhanced Rate feature that is being added to the Index-linked Account, (ii) a new Dollar Cost Averaging benefit, (iii) changes to the rules involving transfers to and from the Fixed Account, and (iv) the availability of the Policies through Inherited Roth IRAs and Inherited Non-Qualified Plans.
2.
Make other non-material changes.
Also included is a revised version of the initial summary prospectuses for the IndexFlex Variable Annuity and the IndexFlex Variable Annuity- FP Series as Exhibits (o)(1) and (o)(2) to the Amendment. Registrant represents that the Amendment is making no other material changes to the Registration Statement.
Timetable for Effectiveness
We request that the Amendment become effective automatically sixty (60) days after filing pursuant to Rule 485(a)(1), on September 25, 2023. Registrant intends to delay the effectiveness of the Amendment until it files a subsequent amendment pursuant to Rule 485(b) to include financial statements and to make other non-material changes to the Registration Statement and the prospectus and statement of additional information contained therein, such that the Amendment will go effective on or about November 1, 2023.
Thank you for your attention to this matter. If you have any questions concerning this filing, please contact the undersigned at (914) 846-3888 or at laura_bramson@newyorklife.com.
Very truly yours,
/s/ Laura M. Bramson Laura M. Bramson Associate General Counsel
cc: Thankam Varghese